Notes on the consolidated statements of operations (Details 24) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Income before taxes	€ (5,658)	€ 2,405	€ 855
Tax rate of the Group in %	32.00%	30.00%	30.00%
Expected tax expense (-) / income (+)	€ 1,811	€ (728)	€ (259)
Differences in applicable tax rate	(108)	50
Recognition of previously unrecognized tax losses	573	0	0
Current-year losses and for which no deferred tax is recognized	(2,009)	0	0
Share-based payment arrangements	(139)	(297)	(180)
Non-deductible expenses for tax purpose	(5)	0	0
Taxes from prior years	(10)	0	5
Trade tax additions and deductions	(29)	(9)	(4)
Sundry items	0	(98)	(7)
Effective tax expense	€ 84	€ (1,082)	€ (445)